Organization and Nature of Operations (Details) - Schedule of consolidated operating informationof the VIE and VIE’s subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Consolidated Operating Informationof The Vie And Vie SSubsidiaries [Abstract]
Revenues, net	$ 20,283,245	$ 21,713,138	$ 11,158,820
Gross profit	7,008,493	7,654,308	4,452,517
Income from operations	2,921,322	3,935,411	2,469,504
Net income	$ 2,932,363	$ 3,202,212	$ 2,423,941